Income tax - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income tax
Statutory income tax rate	26.15%	26.37%
Net income (loss) before income taxes	$ (104,390)	$ 4,384
Expected income tax expense	(27,297)	1,156
Difference in foreign tax rates	(75)	(106)
Tax rate changes and other adjustments	1,437	(17)
Share-based compensation	2,596	961
Other non-deductible expenses	(42)	167
True-up of prior years	1,194	38
Scientific Research and Experimental Development (SR&ED)	87	(155)
Business acquisition costs	470	877
Sec 481(a) adjustments	136	129
Gain on contingent consideration	(591)	(1,037)
Stock options deduction revaluation adjustment	4,239	2,287
Goodwill impairment	23,756
Earn-out amortization	209
Currency translation adjustments and other adjustments		(165)
Changes in tax benefits not recognized	271	(33)
Income tax (recovery) expense	6,390	4,102
Current tax expense	3,980	1,935
Deferred income tax (recovery) expense	$ 2,410	$ 2,167